RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions
During the years ended December 31, 2023, 2022 and 2021, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2023	2022	2021
Transactions with affiliated companies

Melco International and its subsidiaries	Revenues and income (services provided by the Company):
	Shared service fee income for corporate office	$2,198	$2,188	$1,345
	Loan interest income	1,238	16,133	—
	Costs and expenses (services provided to the Company):
	Management fee expenses (1)	2,182	1,394	1,749
	Share-based compensation expenses (2)	—	2,865	6,641

(1)	The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of Melco’s Chief Executive Officer.

(2)
The amount represents the share-based compensation expenses related to the grant of certain share-based awards under the Melco International Share Incentive Plan to an employee of the Company. Further information on the share-based compensation arrangements is included in Note 16.

Summary of Receivables from Affiliated Companies
(a)	Receivables from Affiliated Companies
The outstanding balances mainly arising from operating income or prepayment of operating expenses on behalf of the affiliated companies as of December 31, 2023 and 2022 are unsecured, non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2023	2022

Melco International and its subsidiaries and joint venture	$728	$563
Oth er	69	67

	$797	$630

Summary of Payables to Affiliated Companies
(b)	Payables to Affiliated Companies
The outstanding balances mainly arising from operating expenses and expenses paid by affiliated companies on behalf of the Company as of December 31, 2023 and 2022, are unsecured, non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2023	2022

Melco International and its subsidiaries	$377	$761